STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NET INVESTMENT INCOME LOSS
Income - interest income (allocated from the Master Fund)	$ 2,732,462	$ 1,488,520
Expenses:
Management fees	3,220,274	3,624,623
Brokerage commissions	584,765	560,113
Selling commissions and platform fees	2,939,263	3,357,673
Operating expenses	590,508	741,338
Custody fees and other expenses	27,562	32,344
Total expenses	7,362,372	8,316,091
Net investment loss	(4,629,910)	(6,827,571)
Net realized gains on closed positions:
Futures and forward currency contracts	1,802,699	20,713,744
Foreign exchange translation	109,599	332,136
Net change in unrealized:
Futures and forward currency contracts	6,841,321	(7,672,114)
Foreign exchange translation	(213,944)	476,161
Net gains (losses) from U.S. Treasury notes:
Realized	(35,164)
Net change in unrealized	170,692	(211,817)
Net realized and unrealized gains allocated from the Master Fund	8,675,203	13,638,110
NET INCOME	4,045,293	6,810,539
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	1,075,724	1,338,994
NET INCOME AFTER PROFIT SHARE	2,969,569	5,471,545
Millburn Multi Markets Trading L P [Member]
NET INVESTMENT INCOME LOSS
Income - interest income (allocated from the Master Fund)	9,261,155	3,762,433
Expenses:
Management fees	8,130,927	6,579,624
Brokerage commissions	1,976,433	1,390,339
Selling commissions and platform fees	2,955,747	3,378,797
Operating expenses	1,158,094	1,163,307
Custody fees and other expenses	94,847	73,575
Total expenses	14,316,048	12,585,642
Net investment loss	(5,054,893)	(8,823,209)
Net realized gains on closed positions:
Futures and forward currency contracts	7,998,609	45,909,333
Foreign exchange translation	313,161	933,084
Net change in unrealized:
Futures and forward currency contracts	24,237,075	(14,723,408)
Foreign exchange translation	(724,751)	950,501
Net gains (losses) from U.S. Treasury notes:
Realized	(120,524)
Net change in unrealized	578,410	(595,837)
Net realized and unrealized gains allocated from the Master Fund	32,281,980	32,473,673
NET INCOME	27,227,087	23,650,464
LESS PROFIT SHARE TO GENERAL PARTNER	4,975,303	3,732,701
NET INCOME AFTER PROFIT SHARE	$ 22,251,784	$ 19,917,763